December 31, 2010

Receive This Document
Electronically
See Inside

Annual Report

TABLE OF CONTENTS
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2010 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management	118,904	$1,198,855	$1,199,208
Diversified Bond	Diversified Bond	31,525	299,745	315,700
Floating Rate Loan	Floating Rate Loan	8,932	69,782	66,908
High Yield Bond	High Yield Bond	92,759	532,093	594,475
Inflation Managed	Inflation Managed	101,398	1,099,505	1,196,208
Managed Bond	Managed Bond	171,902	1,888,196	2,005,245
Short Duration Bond	Short Duration Bond	48,639	457,566	459,625
American Funds® Growth	American Funds Growth	67,386	478,614	567,158
American Funds Growth-Income	American Funds Growth-Income	60,767	560,667	567,346
Comstock	Comstock	65,434	506,339	563,646
Dividend Growth	Dividend Growth	35,551	317,512	346,024
Equity Index	Equity Index	51,010	1,187,390	1,401,160
Focused 30	Focused 30	18,194	102,361	227,318
Growth LT	Growth LT	30,189	451,888	599,287
Large-Cap Growth	Large-Cap Growth	124,879	675,714	739,599
Large-Cap Value	Large-Cap Value	110,802	1,089,411	1,250,608
Long/Short Large-Cap	Long/Short Large-Cap	21,187	168,211	195,839
Main Street® Core	Main Street Core	63,055	1,072,136	1,223,438
Mid-Cap Equity	Mid-Cap Equity	89,130	1,026,051	1,311,741
Mid-Cap Growth	Mid-Cap Growth	57,065	332,949	572,125
Mid-Cap Value	Mid-Cap Value	9,422	94,963	134,888
Small-Cap Equity	Small-Cap Equity	14,293	167,689	203,799
Small-Cap Growth	Small-Cap Growth	23,933	179,886	283,870
Small-Cap Index	Small-Cap Index	73,035	683,698	846,050
Small-Cap Value	Small-Cap Value	40,542	477,119	555,517
Health Sciences	Health Sciences	30,978	226,094	358,358
Real Estate	Real Estate	53,114	596,688	773,562
Technology	Technology	37,368	143,746	206,600
Emerging Markets	Emerging Markets	70,302	552,131	1,200,936
International Large-Cap	International Large-Cap	181,076	1,046,876	1,201,205
International Small-Cap	International Small-Cap	21,220	152,365	179,056
International Value	International Value	69,714	673,039	760,944
American Funds Asset Allocation	American Funds Asset Allocation	208	2,788	2,979
Pacific Dynamix — Conservative Growth	Pacific Dynamix - Conservative Growth	108	1,206	1,281
Pacific Dynamix — Growth	Pacific Dynamix - Growth	107	1,351	1,414

	M Fund, Inc.
I	M International Equity	1,398	14,618	16,380
II	M Large Cap Growth	710	9,215	11,528
III	M Capital Appreciation	1,076	19,369	27,920
V	M Business Opportunity Value	999	10,813	10,292

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	3,107	33,517	36,944
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	10,158	120,965	147,196

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	18,644	388,860	437,944
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	8,528	66,123	89,975
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	1,530	11,668	15,580
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	291	8,519	10,690
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	7,430	198,261	238,713
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	2,222	16,163	21,751

	Franklin Templeton Variable Insurance Products Trust
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	1,694	32,557	33,012

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	56	815	917

	Janus Aspen Series
Overseas Service Class	Overseas Service Class	3,884	182,394	217,666
Enterprise Service Class	Enterprise Service Class	915	32,526	34,324

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity	Lazard Retirement U.S. Strategic Equity	42	$336	$389

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth — Class II	Legg Mason ClearBridge Variable Aggressive Growth - Class II	231	3,184	3,741
Legg Mason ClearBridge Variable Mid Cap Core — Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	332	2,848	4,404

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	991	8,610	17,573
MFS Utilities Series Service Class	MFS Utilities Series Service Class	7,122	187,250	177,687

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth - II	12,458	112,289	137,288
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income - II	9,739	168,190	193,620

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets	Van Eck VIP Global Hard Assets	10,807	302,002	407,100

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.
         See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

ASSETS
Investments in affiliated mutual funds, at value	$1,199,208	$315,700	$66,908	$594,475	$1,196,208	$2,005,245	$459,625
Receivables:
Due from Pacific Life & Annuity Company	1,064	51	—	24	55	848	7

Total Assets	1,200,272	315,751	66,908	594,499	1,196,263	2,006,093	459,632

LIABILITIES
Payables:
Fund shares purchased	1,062	51	—	24	55	847	7
Other	—	—	—	—	—	—	2

Total Liabilities	1,062	51	—	24	55	847	9

NET ASSETS	$1,199,210	$315,700	$66,908	$594,475	$1,196,208	$2,005,246	$459,623

Units Outstanding	94,296	26,087	7,230	33,425	60,821	96,582	38,128

Accumulation Unit Value	$12.72	$12.10	$9.25	$17.79	$19.67	$20.76	$12.05

Cost of Investments	$1,198,855	$299,745	$69,782	$532,093	$1,099,505	$1,888,196	$457,566

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

ASSETS
Investments in affiliated mutual funds, at value	$567,158	$567,346	$563,646	$346,024	$1,401,160	$227,318	$599,287
Receivables:
Due from Pacific Life & Annuity Company	1,130	102	1,134	6	1,602	117	389

Total Assets	568,288	567,448	564,780	346,030	1,402,762	227,435	599,676

LIABILITIES
Payables:
Fund shares purchased	1,129	102	1,134	6	1,601	117	387
Other	—	3	—	—	—	1	—

Total Liabilities	1,129	105	1,134	6	1,601	118	387

NET ASSETS	$567,159	$567,343	$563,646	$346,024	$1,401,161	$227,317	$599,289

Units Outstanding	42,722	48,299	48,968	28,107	135,820	11,907	82,296

Accumulation Unit Value	$13.28	$11.75	$11.51	$12.31	$10.32	$19.09	$7.28

Cost of Investments	$478,614	$560,667	$506,339	$317,512	$1,187,390	$102,361	$451,888

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

ASSETS
Investments in affiliated mutual funds, at value	$739,599	$1,250,608	$195,839	$1,223,438	$1,311,741	$572,125	$134,888
Receivables:
Due from Pacific Life & Annuity Company	—	177	2	1,025	39	1,281	—
Fund shares redeemed	26	—	—	—	—	—	10

Total Assets	739,625	1,250,785	195,841	1,224,463	1,311,780	573,406	134,898

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	26	—	—	—	—	—	10
Fund shares purchased	—	177	2	1,025	39	1,279	—
Other	2	3	—	1	—	—	—

Total Liabilities	28	180	2	1,026	39	1,279	10

NET ASSETS	$739,597	$1,250,605	$195,839	$1,223,437	$1,311,741	$572,127	$134,888

Units Outstanding	91,936	101,498	20,724	116,302	60,714	43,428	7,635

Accumulation Unit Value	$8.04	$12.32	$9.45	$10.52	$21.61	$13.17	$17.67

Cost of Investments	$675,714	$1,089,411	$168,211	$1,072,136	$1,026,051	$332,949	$94,963

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

ASSETS
Investments in affiliated mutual funds, at value	$203,799	$283,870	$846,050	$555,517	$358,358	$773,562	$206,600
Receivables:
Due from Pacific Life & Annuity Company	—	—	8	754	876	140	232
Fund shares redeemed	43	4	—	—	—	—	—

Total Assets	203,842	283,874	846,058	556,271	359,234	773,702	206,832

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	43	3	—	—	—	—	—
Fund shares purchased	—	—	8	754	876	140	232
Other	1	—	—	—	1	1	—

Total Liabilities	44	3	8	754	877	141	232

NET ASSETS	$203,798	$283,871	$846,050	$555,517	$358,357	$773,561	$206,600

Units Outstanding	12,340	28,192	48,404	21,906	20,604	25,856	24,436

Accumulation Unit Value	$16.52	$10.07	$17.48	$25.36	$17.39	$29.92	$8.45

Cost of Investments	$167,689	$179,886	$683,698	$477,119	$226,094	$596,688	$143,746

						Pacific
						Dynamix -	Pacific
	Emerging	International	International	International	American Funds	Conservative	Dynamix -
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$1,200,936	$1,201,205	$179,056	$760,944	$2,979	$1,281	$1,414
Receivables:
Due from Pacific Life & Annuity Company	837	958	—	119	—	—	—
Fund shares redeemed	—	—	2	—	—	—	—

Total Assets	1,201,773	1,202,163	179,058	761,063	2,979	1,281	1,414

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	2	—	—	—	—
Fund shares purchased	762	952	—	119	—	—	—
Other	—	—	—	1	—	—	—

Total Liabilities	762	952	2	120	—	—	—

NET ASSETS	$1,201,011	$1,201,211	$179,056	$760,943	$2,979	$1,281	$1,414

Units Outstanding	25,412	83,979	19,858	78,315	205	102	100

Accumulation Unit Value	$47.26	$14.30	$9.02	$9.72	$14.54	$12.60	$14.15

Cost of Investments	$552,131	$1,046,876	$152,365	$673,039	$2,788	$1,206	$1,351

					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

ASSETS
Investments in mutual funds, at value	$16,380	$11,528	$27,920	$10,292	$36,944	$147,196	$437,944
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	—	1

Total Assets	16,380	11,528	27,920	10,292	36,944	147,196	437,945

NET ASSETS (1)	$16,380	$11,528	$27,920	$10,292	$36,944	$147,196	$437,945

Units Outstanding	1,724	779	1,510	779	3,453	9,956	33,770

Accumulation Unit Value	$9.50	$14.80	$18.48	$13.21	$10.70	$14.78	$12.97

Cost of Investments	$14,618	$9,215	$19,369	$10,813	$33,517	$120,965	$388,860

(1)	No outstanding liabilities for each of the variable accounts listed as of December 31, 2010.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
						Templeton
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments
	Freedom 2020	Freedom 2030	Growth	Mid Cap	Value Strategies	Securities	Total Return
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Class 2	Class 3

ASSETS
Investments in mutual funds, at value	$89,975	$15,580	$10,690	$238,713	$21,751	$33,012	$917

Total Assets	89,975	15,580	10,690	238,713	21,751	33,012	917

LIABILITIES
Payables:
Other	—	—	1	1	—	—	—

Total Liabilities	—	—	1	1	—	—	—

NET ASSETS	$89,975	$15,580	$10,689	$238,712	$21,751	$33,012	$917

Units Outstanding	9,272	1,699	963	17,047	1,908	3,144	87

Accumulation Unit Value	$9.70	$9.17	$11.10	$14.00	$11.40	$10.50	$10.59

Cost of Investments	$66,123	$11,668	$8,519	$198,261	$16,163	$32,557	$815

			Lazard	Legg Mason	Legg Mason
			Retirement	ClearBridge Variable	ClearBridge Variable	MFS New	MFS
	Overseas	Enterprise	U.S. Strategic	Aggressive	Mid Cap	Discovery Series	Utilities Series
	Service Class	Service Class	Equity	Growth - Class II	Core - Class II	Service Class	Service Class

ASSETS
Investments in mutual funds, at value	$217,666	$34,324	$389	$3,741	$4,404	$17,573	$177,687
Receivables:
Due from Pacific Life & Annuity Company	1	—	—	—	—	—	—

Total Assets	217,667	34,324	389	3,741	4,404	17,573	177,687

NET ASSETS (1)	$217,667	$34,324	$389	$3,741	$4,404	$17,573	$177,687

Units Outstanding	17,007	3,044	44	387	421	1,377	17,011

Accumulation Unit Value	$12.80	$11.27	$8.75	$9.66	$10.46	$12.76	$10.45

Cost of Investments	$182,394	$32,526	$336	$3,184	$2,848	$8,610	$187,250

	T. Rowe Price	T. Rowe Price	Van Eck
	Blue Chip	Equity	VIP Global
	Growth - II	Income - II	Hard Assets

ASSETS
Investments in mutual funds, at value	$137,288	$193,620	$407,100
Receivables:
Due from Pacific Life & Annuity Company	1	—	—
Fund shares redeemed	—	—	27

Total Assets	137,289	193,620	407,127

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	27

Total Liabilities	—	—	27

NET ASSETS	$137,289	$193,620	$407,100

Units Outstanding	11,934	17,400	16,946

Accumulation Unit Value	$11.50	$11.13	$24.02

Cost of Investments	$112,289	$168,190	$302,002

(1)	No outstanding liabilities for each of the variable accounts listed as of December 31, 2010.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$66	$9,196	$3,215	$43,566	$23,866	$64,308	$7,110

Net Investment Income	66	9,196	3,215	43,566	23,866	64,308	7,110

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(814)	19	(4,480)	(3,869)	721	(1,305)	(2,167)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(814)	19	(4,480)	(3,869)	721	(1,305)	(2,167)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(30)	12,756	5,983	33,235	75,381	80,671	11,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($778)	$21,971	$4,718	$72,932	$99,968	$143,674	$16,087

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$13	$—	$6,510	$2,946	$26,211	$—	$6,230

Net Investment Income	13	—	6,510	2,946	26,211	—	6,230

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(58,218)	(25,688)	(14,482)	(20,748)	(27,625)	17,105	(7,693)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(58,218)	(25,688)	(14,482)	(20,748)	(27,625)	17,105	(7,693)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	143,556	82,219	82,801	47,740	177,038	8,604	62,496

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,351	$56,531	$74,829	$29,938	$175,624	$25,709	$61,033

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$18,552	$1,489	$9,122	$11,814	$1,051	$1,291

Net Investment Income	—	18,552	1,489	9,122	11,814	1,051	1,291

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(408,452)	(327,522)	(4,169)	(18,866)	(10,307)	(130,241)	238
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(408,452)	(327,522)	(4,169)	(18,866)	(10,307)	(130,241)	238

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	476,892	406,997	23,591	157,094	251,634	400,501	22,314

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,440	$98,027	$20,911	$147,350	$253,141	$271,311	$23,843

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,250	$—	$6,353	$10,608	$—	$9,910	$—

Net Investment Income	1,250	—	6,353	10,608	—	9,910	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1,367)	(1,085)	(31,867)	(14,790)	(42,289)	(18,132)	16,255
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(1,367)	(1,085)	(31,867)	(14,790)	(42,289)	(18,132)	16,255

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	31,008	61,498	195,262	117,529	180,996	198,771	39,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,891	$60,413	$169,748	$113,347	$138,707	$190,549	$55,338

						Pacific
						Dynamix -	Pacific
	Emerging	International	International	International	American Funds	Conservative	Dynamix -
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$12,386	$12,247	$4,034	$29,253	$—	$21	$11

Net Investment Income	12,386	12,247	4,034	29,253	—	21	11

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	20,028	(32,634)	(7,490)	(614,241)	(43)	2	1,108
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	24	28

Realized Gain (Loss)	20,028	(32,634)	(7,490)	(614,241)	(43)	26	1,136

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	228,853	130,911	39,444	557,963	181	70	64

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,267	$110,524	$35,988	($27,025)	$138	$117	$1,211

					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$519	$37	$49	$70	$483	$1,542	$4,008

Net Investment Income	519	37	49	70	483	1,542	4,008

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(773)	(63)	(189)	(91)	(926)	9,208	(40,800)
Capital gain distributions from mutual fund investments	—	—	—	—	—	837	185

Realized Gain (Loss)	(773)	(63)	(189)	(91)	(926)	10,045	(40,615)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	844	2,209	5,670	891	4,675	9,286	99,177

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$590	$2,183	$5,530	$870	$4,232	$20,873	$62,570

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
						Templeton
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments
	Freedom 2020	Freedom 2030	Growth	Mid Cap	Value Strategies	Securities	Total Return
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Class 2 (1)	Class 3 (1)

INVESTMENT INCOME
Dividends from mutual fund investments	$1,691	$259	$3	$259	$58	$—	$11

Net Investment Income	1,691	259	3	259	58	—	11

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	5	190	(642)	(9,015)	(193)	3	11
Capital gain distributions from mutual fund investments	669	105	33	593	—	—	—

Realized Gain (Loss)	674	295	(609)	(8,422)	(193)	3	11

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	8,793	1,326	2,869	57,525	4,358	455	102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,158	$1,880	$2,263	$49,362	$4,223	$458	$124

			Lazard	Legg Mason	Legg Mason
			Retirement	ClearBridge Variable	ClearBridge Variable	MFS New	MFS
	Overseas	Enterprise	U.S. Strategic	Aggressive	Mid Cap	Discovery Series	Utilities Series
	Service Class	Service Class	Equity	Growth - Class II (1)	Core - Class II	Service Class	Service Class

INVESTMENT INCOME
Dividends from mutual fund investments	$880	$—	$2	$—	$—	$—	$4,283

Net Investment Income	880	—	2	—	—	—	4,283

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(11,813)	(1,726)	2	66	3	213	(2,836)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(11,813)	(1,726)	2	66	3	213	(2,836)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	50,334	8,767	55	556	795	4,397	20,266

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,401	$7,041	$59	$622	$798	$4,610	$21,713

	T. Rowe Price	T. Rowe Price	Van Eck
	Blue Chip	Equity	VIP Global
	Growth - II	Income - II	Hard Assets

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$2,623	$968

Net Investment Income	—	2,623	968

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(1,858)	(4,226)	(6,934)
Capital gain distributions from mutual fund investments	—	—	—

Realized Loss	(1,858)	(4,226)	(6,934)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	20,316	25,639	94,305

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,458	$24,036	$88,339

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$66	$3,203	$9,196	$7,522	$3,215	$2,672
Realized gain (loss)	(814)	(2,479)	19	(5,089)	(4,480)	(3,645)
Change in unrealized appreciation (depreciation) on investments	(30)	1,452	12,756	24,216	5,983	12,881

Net Increase (Decrease) in Net Assets Resulting from Operations	(778)	2,176	21,971	26,649	4,718	11,908

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,183,148	1,370,530	31,935	30,279	7,976	9,708
Transfers between variable and fixed accounts, net	3,599,199	(402,896)	86,899	(7,272)	4,837	7,553
Policy maintenance charges	(292,439)	(314,842)	(27,814)	(25,610)	(7,570)	(8,653)
Policy benefits and terminations	(5,116,108)	(138,283)	(19,782)	(2,592)	(7,737)	(913)
Other	4,210	(85,522)	(4,241)	(2,585)	(1,499)	(676)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(621,990)	428,987	66,997	(7,780)	(3,993)	7,019

NET INCREASE (DECREASE) IN NET ASSETS	(622,768)	431,163	88,968	18,869	725	18,927

NET ASSETS
Beginning of Year	1,821,978	1,390,815	226,732	207,863	66,183	47,256

End of Year	$1,199,210	$1,821,978	$315,700	$226,732	$66,908	$66,183

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$43,566	$33,790	$23,866	$41,689	$64,308	$98,317
Realized gain (loss)	(3,869)	(40,770)	721	25,057	(1,305)	94,738
Change in unrealized appreciation on investments	33,235	149,909	75,381	121,710	80,671	90,212

Net Increase in Net Assets Resulting from Operations	72,932	142,929	99,968	188,456	143,674	283,267

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	75,066	70,215	142,345	164,670	185,672	191,452
Transfers between variable and fixed accounts, net	48,484	18,586	104,840	(3,151)	512,218	(328)
Policy maintenance charges	(71,460)	(71,046)	(121,380)	(134,278)	(172,504)	(173,382)
Policy benefits and terminations	(20,742)	(5,976)	(148,578)	(23,867)	(181,781)	(200,178)
Other	(2,242)	(2,896)	(9,389)	(13,208)	(14,734)	(24,388)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	29,106	8,883	(32,162)	(9,834)	328,871	(206,824)

NET INCREASE IN NET ASSETS	102,038	151,812	67,806	178,622	472,545	76,443

NET ASSETS
Beginning of Year	492,437	340,625	1,128,402	949,780	1,532,701	1,456,258

End of Year	$594,475	$492,437	$1,196,208	$1,128,402	$2,005,246	$1,532,701

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,110	$15,337	$13	$395	$—	$5,424
Realized gain (loss)	(2,167)	(10,236)	(58,218)	(10,538)	(25,688)	16,347
Change in unrealized appreciation on investments	11,144	37,620	143,556	116,815	82,219	98,422

Net Increase in Net Assets Resulting from Operations	16,087	42,721	85,351	106,672	56,531	120,193

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	55,107	64,329	71,599	90,305	70,978	98,297
Transfers between variable and fixed accounts, net	16,973	6,319	99,484	(25,620)	6,609	12,907
Policy maintenance charges	(37,670)	(47,403)	(49,909)	(50,008)	(52,991)	(55,584)
Policy benefits and terminations	(64,815)	(108,107)	(10,159)	(12,423)	(24,850)	(4,538)
Other	(2,142)	(4,564)	(6,121)	(8,565)	(4,479)	(13,721)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(32,547)	(89,426)	104,894	(6,311)	(4,733)	37,361

NET INCREASE (DECREASE) IN NET ASSETS	(16,460)	(46,705)	190,245	100,361	51,798	157,554

NET ASSETS
Beginning of Year	476,083	522,788	376,914	276,553	515,545	357,991

End of Year	$459,623	$476,083	$567,159	$376,914	$567,343	$515,545

	Comstock		Dividend Growth		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,510	$5,736	$2,946	$4,750	$26,211	$18,188
Realized loss	(14,482)	(71,084)	(20,748)	(34,004)	(27,625)	(90,132)
Change in unrealized appreciation on investments	82,801	187,647	47,740	108,968	177,038	347,119

Net Increase in Net Assets Resulting from Operations	74,829	122,299	29,938	79,714	175,624	275,175

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	78,252	76,721	39,024	50,069	719,164	154,572
Transfers between variable and fixed accounts, net	17,397	18,782	59,803	(23,904)	(522,181)	97,606
Policy maintenance charges	(53,753)	(59,344)	(30,004)	(32,501)	(126,561)	(136,247)
Policy benefits and terminations	(25,165)	(95,615)	(62,253)	(3,356)	(49,346)	(140,601)
Other	(1,651)	(11,232)	(5,773)	(3,611)	(1,039)	(4,115)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	15,080	(70,688)	797	(13,303)	20,037	(28,785)

NET INCREASE IN NET ASSETS	89,909	51,611	30,735	66,411	195,661	246,390

NET ASSETS
Beginning of Year	473,737	422,126	315,289	248,878	1,205,500	959,110

End of Year	$563,646	$473,737	$346,024	$315,289	$1,401,161	$1,205,500

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Focused 30		Growth LT		Large-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$6,230	$5,045	$—	$792
Realized gain (loss)	17,105	(29,124)	(7,693)	(24,585)	(408,452)	(148,521)
Change in unrealized appreciation on investments	8,604	115,417	62,496	176,034	476,892	626,026

Net Increase in Net Assets Resulting from Operations	25,709	86,293	61,033	156,494	68,440	478,297

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	35,686	36,027	73,195	75,734	89,025	95,870
Transfers between variable and fixed accounts, net	(2,041)	(10,723)	10,438	14,220	(891,446)	48,153
Policy maintenance charges	(23,476)	(24,592)	(69,075)	(72,633)	(85,007)	(98,200)
Policy benefits and terminations	(51,302)	(1,905)	(42,615)	(9,506)	(21,931)	(109,465)
Other	(5,455)	2,379	(1,018)	(10,287)	(4,217)	(3,484)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(46,588)	1,186	(29,075)	(2,472)	(913,576)	(67,126)

NET INCREASE (DECREASE) IN NET ASSETS	(20,879)	87,479	31,958	154,022	(845,136)	411,171

NET ASSETS
Beginning of Year	248,196	160,717	567,331	413,309	1,584,733	1,173,562

End of Year	$227,317	$248,196	$599,289	$567,331	$739,597	$1,584,733

	Large-Cap Value		Long/Short Large-Cap		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,552	$39,537	$1,489	$1,070	$9,122	$11,389
Realized loss	(327,522)	(63,861)	(4,169)	(5,513)	(18,866)	(75,916)
Change in unrealized appreciation on investments	406,997	448,451	23,591	37,634	157,094	261,068

Net Increase in Net Assets Resulting from Operations	98,027	424,127	20,911	33,191	147,350	196,541

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	159,300	171,332	23,149	22,962	95,906	97,116
Transfers between variable and fixed accounts, net	(925,028)	83,567	20,157	50,401	287,022	(13,144)
Policy maintenance charges	(145,156)	(160,834)	(17,188)	(16,248)	(87,578)	(87,028)
Policy benefits and terminations	(135,148)	(29,190)	(10,585)	(913)	(62,124)	(40,732)
Other	(8,763)	(14,043)	(1,474)	(2,291)	(2,915)	(2,945)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,054,795)	50,832	14,059	53,911	230,311	(46,733)

NET INCREASE (DECREASE) IN NET ASSETS	(956,768)	474,959	34,970	87,102	377,661	149,808

NET ASSETS
Beginning of Year	2,207,373	1,732,414	160,869	73,767	845,776	695,968

End of Year	$1,250,605	$2,207,373	$195,839	$160,869	$1,223,437	$845,776

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,814	$11,492	$1,051	$4,242	$1,291	$632
Realized gain (loss)	(10,307)	(164,094)	(130,241)	(48,707)	238	8,108
Change in unrealized appreciation on investments	251,634	496,370	400,501	606,899	22,314	17,611

Net Increase in Net Assets Resulting from Operations	253,141	343,768	271,311	562,434	23,843	26,351

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	143,482	150,951	60,414	76,423	14,804	9,750
Transfers between variable and fixed accounts, net	(39,282)	(138,145)	(1,127,787)	29,342	7,250	84,531
Policy maintenance charges	(124,738)	(133,753)	(78,471)	(85,848)	(12,419)	(8,658)
Policy benefits and terminations	(66,206)	(11,727)	(43,755)	(4,252)	(8,203)	(632)
Other	(9,839)	(14,312)	(12,249)	(2,147)	(778)	(951)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(96,583)	(146,986)	(1,201,848)	13,518	654	84,040

NET INCREASE (DECREASE) IN NET ASSETS	156,558	196,782	(930,537)	575,952	24,497	110,391

NET ASSETS
Beginning of Year or Period	1,155,183	958,401	1,502,664	926,712	110,391	—

End of Year or Period	$1,311,741	$1,155,183	$572,127	$1,502,664	$134,888	$110,391

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,250	$706	$—	$—	$6,353	$6,781
Realized loss	(1,367)	(3,027)	(1,085)	(26,437)	(31,867)	(58,220)
Change in unrealized appreciation on investments	31,008	25,872	61,498	105,155	195,262	218,370

Net Increase in Net Assets Resulting from Operations	30,891	23,551	60,413	78,718	169,748	166,931

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	28,918	20,519	39,975	46,921	81,998	98,548
Transfers between variable and fixed accounts, net	56,979	11,238	3,291	3,030	74,571	(14,959)
Policy maintenance charges	(14,663)	(12,147)	(36,828)	(38,339)	(84,903)	(94,299)
Policy benefits and terminations	(10,010)	(385)	(18,670)	(2,292)	(49,423)	(102,368)
Other	(326)	(2,303)	(5,320)	(4,896)	(3,923)	(5,829)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	60,898	16,922	(17,552)	4,424	18,320	(118,907)

NET INCREASE IN NET ASSETS	91,789	40,473	42,861	83,142	188,068	48,024

NET ASSETS
Beginning of Year	112,009	71,536	241,010	157,868	657,982	609,958

End of Year	$203,798	$112,009	$283,871	$241,010	$846,050	$657,982

(1)	Operations commenced on May 1, 2009.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Small-Cap Value		Health Sciences		Real Estate

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,608	$9,255	$—	$1,494	$9,910	$10,518
Realized loss	(14,790)	(19,124)	(42,289)	(47,536)	(18,132)	(53,801)
Change in unrealized appreciation on investments	117,529	104,181	180,996	358,456	198,771	207,099

Net Increase in Net Assets Resulting from Operations	113,347	94,312	138,707	312,414	190,549	163,816

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	46,880	51,757	41,726	53,969	64,401	67,768
Transfers between variable and fixed accounts, net	16,308	20,563	(1,197,147)	5,798	(16,103)	660
Policy maintenance charges	(44,305)	(42,345)	(67,003)	(77,872)	(65,345)	(56,613)
Policy benefits and terminations	(6,909)	(9,257)	(4,724)	(6,639)	(31,532)	(5,448)
Other	(6,372)	(2,255)	403	(23,531)	(4,321)	(5,824)

Net Decrease (Decrease) in Net Assets Derived from Policy Transactions	5,602	18,463	(1,226,745)	(48,275)	(52,900)	543

NET INCREASE (DECREASE) IN NET ASSETS	118,949	112,775	(1,088,038)	264,139	137,649	164,359

NET ASSETS
Beginning of Year	436,568	323,793	1,446,395	1,182,256	635,912	471,553

End of Year	$555,517	$436,568	$358,357	$1,446,395	$773,561	$635,912

	Technology		Emerging Markets		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$12,386	$7,568	$12,247	$13,689
Realized gain (loss)	16,255	(15,298)	20,028	58,563	(32,634)	(157,697)
Change in unrealized appreciation on investments	39,083	77,345	228,853	433,332	130,911	425,466

Net Increase in Net Assets Resulting from Operations	55,338	62,047	261,267	499,463	110,524	281,458

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	25,911	30,058	103,186	103,995	125,797	140,007
Transfers between variable and fixed accounts, net	192,535	(9,356)	(88,693)	22,550	139,502	(32,763)
Policy maintenance charges	(27,290)	(26,663)	(84,189)	(79,426)	(93,429)	(109,134)
Policy benefits and terminations	(213,124)	(2,250)	(34,871)	(66,741)	(74,488)	(110,539)
Other	(3,405)	4,181	(13,236)	(2,089)	(8,992)	(20,655)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(25,373)	(4,030)	(117,803)	(21,711)	88,390	(133,084)

NET INCREASE IN NET ASSETS	29,965	58,017	143,464	477,752	198,914	148,374

NET ASSETS
Beginning of Year	176,635	118,618	1,057,547	579,795	1,002,297	853,923

End of Year	$206,600	$176,635	$1,201,011	$1,057,547	$1,201,211	$1,002,297

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
					American Funds
	International Small-Cap		International Value		Asset Allocation (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,034	$1,568	$29,253	$31,020	$—	$4
Realized gain (loss)	(7,490)	(10,765)	(614,241)	(172,303)	(43)	—
Change in unrealized appreciation on investments	39,444	39,141	557,963	487,535	181	10

Net Increase (Decrease) in Net Assets Resulting from Operations	35,988	29,944	(27,025)	346,252	138	14

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	24,197	22,938	105,360	124,695	282	—
Transfers between variable and fixed accounts, net	16,638	11,621	(675,815)	(33,732)	2,648	258
Policy maintenance charges	(14,852)	(14,262)	(89,457)	(110,486)	(372)	(8)
Policy benefits and terminations	(8,624)	(642)	(102,985)	(17,472)	—	—
Other	(3,689)	(1,965)	(4,487)	(7,500)	19	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,670	17,690	(767,384)	(44,495)	2,577	250

NET INCREASE (DECREASE) IN NET ASSETS	49,658	47,634	(794,409)	301,757	2,715	264

NET ASSETS
Beginning of Year or Period	129,398	81,764	1,555,352	1,253,595	264	—

End of Year or Period	$179,056	$129,398	$760,943	$1,555,352	$2,979	$264

	Pacific Dynamix -
	Conservative Growth (1)		Pacific Dynamix - Growth (2)		I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21	$7	$11	$1	$519	$248
Realized gain (loss)	26	6	1,136	4	(773)	(867)
Change in unrealized appreciation (depreciation) on investments	70	5	64	(1)	844	3,232

Net Increase in Net Assets Resulting from Operations	117	18	1,211	4	590	2,613

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	4,563	—	3,090	3,655
Transfers between variable and fixed accounts, net	686	678	5,365	229	1,916	—
Policy maintenance charges	(198)	(22)	(440)	(79)	(591)	(1,185)
Policy benefits and terminations	—	—	—	—	—	—
Other	1	1	(9,438)	(1)	—	—

Net Increase in Net Assets Derived from Policy Transactions	489	657	50	149	4,415	2,470

NET INCREASE IN NET ASSETS	606	675	1,261	153	5,005	5,083

NET ASSETS
Beginning of Year or Periods	675	—	153	—	11,375	6,292

End of Year or Periods	$1,281	$675	$1,414	$153	$16,380	$11,375

(1)	Operations commenced on September 4, 2009.

(2)	Operations commenced on October 12, 2009.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	II		III		V

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37	$55	$49	$7	$70	$72
Realized loss	(63)	(552)	(189)	(687)	(91)	(484)
Change in unrealized appreciation on investments	2,209	3,227	5,670	6,764	891	2,377

Net Increase in Net Assets Resulting from Operations	2,183	2,730	5,530	6,084	870	1,965

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	3,371	3,374	—	—
Transfers between variable and fixed accounts, net	—	—	1,295	—	—	—
Policy maintenance charges	(344)	(893)	(880)	(1,388)	(320)	(956)
Policy benefits and terminations	—	—	—	—	—	—
Other	—	—	1	—	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(344)	(893)	3,787	1,986	(320)	(956)

NET INCREASE IN NET ASSETS	1,839	1,837	9,317	8,070	550	1,009

NET ASSETS
Beginning of Year	9,689	7,852	18,603	10,533	9,742	8,733

End of Year	$11,528	$9,689	$27,920	$18,603	$10,292	$9,742

	BlackRock Basic Value		BlackRock Global Allocation		Fidelity VIP Contrafund
	V.I. Class III		V.I. Class III		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$483	$439	$1,542	$3,144	$4,008	$2,782
Realized gain (loss)	(926)	(2,118)	10,045	(3,420)	(40,615)	(24,390)
Change in unrealized appreciation on investments	4,675	7,915	9,286	30,303	99,177	97,002

Net Increase in Net Assets Resulting from Operations	4,232	6,236	20,873	30,027	62,570	75,394

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,810	5,834	56,034	47,040	30,606	32,948
Transfers between variable and fixed accounts, net	5,668	493	13,477	20,038	103,522	5,618
Policy maintenance charges	(3,700)	(3,164)	(15,719)	(16,566)	(28,208)	(27,283)
Policy benefits and terminations	—	—	(101,701)	(4,773)	(6,366)	(12,807)
Other	(1)	—	(8,912)	(590)	(1,906)	82

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,777	3,163	(56,821)	45,149	97,648	(1,442)

NET INCREASE (DECREASE) IN NET ASSETS	10,009	9,399	(35,948)	75,176	160,218	73,952

NET ASSETS
Beginning of Year	26,935	17,536	183,144	107,968	277,727	203,775

End of Year	$36,944	$26,935	$147,196	$183,144	$437,945	$277,727

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2030		Fidelity VIP Growth
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$1,691	$2,232	$259	$226	$3	$21
Realized gain (loss)	674	999	295	49	(609)	(1,524)
Change in unrealized appreciation on investments	8,793	14,453	1,326	2,946	2,869	4,476

Net Increase in Net Assets Resulting from Operations	11,158	17,684	1,880	3,221	2,263	2,973

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	16,641	9,306	2,868	5,619	1,734	2,390
Transfers between variable and fixed accounts, net	—	—	—	—	(3,381)	(1,625)
Policy maintenance charges	(15,264)	(17,335)	(1,691)	(1,505)	(1,725)	(2,738)
Policy benefits and terminations	(2,000)	—	—	—	—	—
Other	(1)	—	—	(1)	63	35

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(624)	(8,029)	1,177	4,113	(3,309)	(1,938)

NET INCREASE (DECREASE) IN NET ASSETS	10,534	9,655	3,057	7,334	(1,046)	1,035

NET ASSETS
Beginning of Year	79,441	69,786	12,523	5,189	11,735	10,700

End of Year	$89,975	$79,441	$15,580	$12,523	$10,689	$11,735

	Fidelity VIP Mid Cap		Fidelity VIP Value Strategies		Templeton Global Bond
	Service Class 2		Service Class 2		Securities Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$259	$544	$58	$22	$—
Realized gain (loss)	(8,422)	(5,372)	(193)	(2,653)	3
Change in unrealized appreciation on investments	57,525	44,517	4,358	5,496	455

Net Increase in Net Assets Resulting from Operations	49,362	39,689	4,223	2,865	458

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	20,307	18,682	8,280	2,594	140
Transfers between variable and fixed accounts, net	41,963	584	5,366	176	32,674
Policy maintenance charges	(12,224)	(11,394)	(2,333)	(2,235)	(260)
Policy benefits and terminations	(1,216)	(878)	(1,057)	(457)	—
Other	(336)	(286)	(1)	(2)	—

Net Increase in Net Assets Derived from Policy Transactions	48,494	6,708	10,255	76	32,554

NET INCREASE IN NET ASSETS	97,856	46,397	14,478	2,941	33,012

NET ASSETS
Beginning of Year or Period	140,856	94,459	7,273	4,332	—

End of Year or Period	$238,712	$140,856	$21,751	$7,273	$33,012

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	GE Investments		Overseas		Enterprise
	Total Return Class 3 (1)		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11		$880	$388	$—	$—
Realized gain (loss)	11		(11,813)	(6,030)	(1,726)	(811)
Change in unrealized appreciation on investments	102		50,334	56,852	8,767	11,046

Net Increase in Net Assets Resulting from Operations	124		39,401	51,210	7,041	10,235

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		10,452	6,452	442	2,315
Transfers between variable and fixed accounts, net	950		60,939	(4,174)	—	—
Policy maintenance charges	(157)		(6,507)	(5,653)	(955)	(1,681)
Policy benefits and terminations	—		—	—	(5,721)	—
Other	—		(1,236)	1	1	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	793		63,648	(3,374)	(6,233)	634

NET INCREASE IN NET ASSETS	917		103,049	47,836	808	10,869

NET ASSETS
Beginning of Year or Period	—		114,618	66,782	33,516	22,647

End of Year or Period	$917		$217,667	$114,618	$34,324	$33,516

	Lazard Retirement		Legg Mason ClearBridge Variable		Legg Mason ClearBridge Variable
	U.S. Strategic Equity (2)		Aggressive Growth - Class II (1)		Mid Cap Core - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2	$1	$—		$—	$4
Realized gain (loss)	2	—	66		3	(9)
Change in unrealized appreciation (depreciation) on investments	55	(1)	556		795	871

Net Increase (Decrease) in Net Assets Resulting from Operations	59	—	622		798	866

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	597	79	—		733	417
Transfers between variable and fixed accounts, net	—	120	3,849		2	79
Policy maintenance charges	(467)	(—)	(731)		(559)	(278)
Policy benefits and terminations	—	—	—		—	—
Other	1	—	1		(1)	(2)

Net Increase in Net Assets Derived from Policy Transactions	131	199	3,119		175	216

NET INCREASE IN NET ASSETS	190	199	3,741		973	1,082

NET ASSETS
Beginning of Year or Periods	199	—	—		3,431	2,349

End of Year or Periods	$389	$199	$3,741		$4,404	$3,431

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on December 21, 2009.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	MFS New Discovery Series		MFS Utilities Series		T. Rowe Price
	Service Class		Service Class		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$4,283	$5,127	$—	$—
Realized gain (loss)	213	(466)	(2,836)	(9,578)	(1,858)	(5,202)
Change in unrealized appreciation on investments	4,397	6,090	20,266	36,820	20,316	39,801

Net Increase in Net Assets Resulting from Operations	4,610	5,624	21,713	32,369	18,458	34,599

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	523	2,474	13,098	5,079	12,430	25,764
Transfers between variable and fixed accounts, net	(420)	4,175	19,670	(4,395)	(769)	3,841
Policy maintenance charges	(1,300)	(918)	(7,559)	(6,499)	(10,052)	(10,571)
Policy benefits and terminations	(161)	—	(427)	(1,192)	—	(6,172)
Other	2	—	(1)	3	(2,787)	(29)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,356)	5,731	24,781	(7,004)	(1,178)	12,833

NET INCREASE IN NET ASSETS	3,254	11,355	46,494	25,365	17,280	47,432

NET ASSETS
Beginning of Year	14,319	2,964	131,193	105,828	120,009	72,577

End of Year	$17,573	$14,319	$177,687	$131,193	$137,289	$120,009

	T. Rowe Price		Van Eck VIP
	Equity Income - II		Global Hard Assets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,623	$1,256	$968	$513
Realized loss	(4,226)	(6,616)	(6,934)	(18,228)
Change in unrealized appreciation on investments	25,639	23,837	94,305	112,700

Net Increase in Net Assets Resulting from Operations	24,036	18,477	88,339	94,985

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,299	13,468	50,783	46,651
Transfers between variable and fixed accounts, net	91,614	5,113	55,746	17,226
Policy maintenance charges	(10,026)	(9,959)	(40,314)	(36,298)
Policy benefits and terminations	(785)	(5,735)	—	(11,241)
Other	77	(1,444)	(10,796)	(687)

Net Increase in Net Assets Derived from Policy Transactions	87,179	1,443	55,419	15,651

NET INCREASE IN NET ASSETS	111,215	19,920	143,758	110,636

NET ASSETS
Beginning of Year	82,405	62,485	263,342	152,706

End of Year	$193,620	$82,405	$407,100	$263,342

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
		Total	Total
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Cash Management
2010 (4)	$12.72	94,296	$1,199,210	0.00%	0.00%	(0.05%)
2009	12.72	143,190	1,821,978	0.00%	0.23%	0.17%
2008	12.70	109,491	1,390,815	0.00%	2.30%	2.36%
2007	12.41	81,086	1,006,243	0.00%	4.85%	4.99%
2006	11.82	81,529	963,652	0.00%	4.52%	4.69%

Diversified Bond
2010	$12.10	26,087	$315,700	0.00%	3.13%	8.04%
2009	11.20	20,242	226,732	0.00%	3.68%	14.13%
2008	9.81	21,181	207,863	0.00%	4.40%	(7.80%)
2007	10.64	13,026	138,654	0.00%	4.99%	1.32%
05/05/2006 - 12/31/2006	10.51	5,806	60,995	0.00%	4.63%	5.06%

Floating Rate Loan
2010	$9.25	7,230	$66,908	0.00%	4.68%	7.27%
2009	8.63	7,672	66,183	0.00%	4.78%	24.31%
2008	6.94	6,810	47,256	0.00%	7.11%	(29.28%)
05/04/2007 - 12/31/2007	9.81	5,003	49,090	0.00%	6.30%	(1.89%)

High Yield Bond
2010	$17.79	33,425	$594,475	0.00%	8.02%	14.52%
2009	15.53	31,709	492,437	0.00%	7.81%	39.87%
2008	11.10	30,679	340,625	0.00%	8.35%	(22.20%)
2007	14.27	30,794	439,461	0.00%	7.62%	2.44%
2006	13.93	28,433	396,089	0.00%	7.39%	9.42%

Inflation Managed
2010	$19.67	60,821	$1,196,208	0.00%	1.98%	8.78%
2009	18.08	62,410	1,128,402	0.00%	4.15%	20.80%
2008	14.97	63,457	949,780	0.00%	2.83%	(9.34%)
2007	16.51	56,496	932,715	0.00%	4.28%	10.14%
2006	14.99	52,482	786,687	0.00%	3.95%	0.52%

Managed Bond
2010	$20.76	96,582	$2,005,246	0.00%	3.56%	8.96%
2009	19.05	80,437	1,532,701	0.00%	6.66%	21.01%
2008	15.75	92,481	1,456,258	0.00%	4.50%	(1.71%)
2007	16.02	93,005	1,489,953	0.00%	4.45%	8.53%
2006	14.76	88,435	1,305,374	0.00%	4.04%	4.81%

Short Duration Bond
2010	$12.05	38,128	$459,623	0.00%	1.47%	3.40%
2009	11.66	40,837	476,083	0.00%	3.03%	8.66%
2008	10.73	48,726	522,788	0.00%	3.81%	(5.09%)
2007	11.31	44,980	508,497	0.00%	4.53%	4.47%
2006	10.82	41,628	450,491	0.00%	4.13%	4.27%

American Funds Growth
2010 (4)	$13.28	42,722	$567,159	0.00%	0.00%	18.26%
2009	11.23	33,576	376,914	0.00%	0.13%	38.86%
2008	8.08	34,210	276,553	0.00%	0.73%	(44.19%)
2007	14.48	18,573	269,006	0.00%	0.50%	11.93%
2006	12.94	14,912	192,959	0.00%	0.57%	9.81%

American Funds Growth-Income
2010 (4)	$11.75	48,299	$567,343	0.00%	0.00%	11.03%
2009	10.58	48,728	515,545	0.00%	1.30%	30.74%
2008	8.09	44,237	357,991	0.00%	1.51%	(38.08%)
2007	13.07	36,082	471,564	0.00%	1.33%	4.66%
2006	12.49	30,749	383,993	0.00%	1.69%	14.77%

Comstock
2010	$11.51	48,968	$563,646	0.00%	1.30%	15.42%
2009	9.97	47,503	473,737	0.00%	1.31%	28.68%
2008	7.75	54,466	422,126	0.00%	2.15%	(36.79%)
2007	12.26	47,965	588,126	0.00%	1.40%	(3.01%)
2006	12.64	37,776	477,583	0.00%	1.62%	16.33%

Dividend Growth
2010	$12.31	28,107	$346,024	0.00%	0.94%	10.77%
2009	11.11	28,369	315,289	0.00%	1.79%	32.40%
2008	8.39	29,649	248,878	0.00%	1.19%	(39.07%)
2007	13.78	26,203	360,974	0.00%	0.74%	1.19%
2006	13.61	25,599	348,504	0.00%	0.69%	11.97%

Equity Index
2010	$10.32	135,820	$1,401,161	0.00%	2.16%	14.81%
2009	8.99	134,155	1,205,500	0.00%	1.72%	26.36%
2008	7.11	134,873	959,110	0.00%	2.00%	(37.35%)
2007	11.35	127,748	1,450,049	0.00%	1.87%	5.23%
2006	10.79	136,263	1,469,853	0.00%	1.80%	15.52%

See Notes to Financial Statements	See explanation of references on page 23

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total	Total
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Focused 30
2010	$19.09	11,907	$227,317	0.00%	0.00%	10.35%
2009	17.30	14,345	248,196	0.00%	0.00%	50.43%
2008	11.50	13,974	160,717	0.00%	0.04%	(50.14%)
2007	23.07	11,721	270,372	0.00%	0.40%	31.84%
2006	17.50	10,986	192,211	0.00%	0.07%	23.71%

Growth LT
2010	$7.28	82,296	$599,289	0.00%	1.10%	11.24%
2009	6.55	86,664	567,331	0.00%	1.06%	37.28%
2008	4.77	86,675	413,309	0.00%	0.55%	(40.95%)
2007	8.08	75,327	608,313	0.00%	0.44%	15.63%
2006	6.98	75,815	529,505	0.00%	0.62%	9.72%

Large-Cap Growth
2010	$8.04	91,936	$739,597	0.00%	0.00%	14.53%
2009	7.02	225,607	1,584,733	0.00%	0.06%	40.50%
2008	5.00	234,734	1,173,562	0.00%	0.00%	(50.47%)
2007	10.09	224,870	2,270,063	0.00%	0.00%	21.63%
2006	8.30	177,578	1,473,864	0.00%	0.21%	(3.82%)

Large-Cap Value
2010	$12.32	101,498	$1,250,605	0.00%	1.02%	9.08%
2009	11.30	195,415	2,207,373	0.00%	2.12%	23.13%
2008	9.17	188,843	1,732,414	0.00%	1.84%	(34.80%)
2007	14.07	178,620	2,513,089	0.00%	1.26%	3.54%
2006	13.59	162,919	2,213,817	0.00%	1.54%	17.58%

Long/Short Large-Cap
2010	$9.45	20,724	$195,839	0.00%	0.87%	12.22%
2009	8.42	19,105	160,869	0.00%	0.94%	27.56%
05/02/2008 - 12/31/2008	6.60	11,175	73,767	0.00%	1.08%	(35.04%)

Main Street Core
2010	$10.52	116,302	$1,223,437	0.00%	1.01%	16.14%
2009	9.06	93,379	845,776	0.00%	1.55%	29.36%
2008	7.00	99,397	695,968	0.00%	1.49%	(38.87%)
2007	11.45	90,329	1,034,629	0.00%	1.23%	4.40%
2006	10.97	73,634	807,870	0.00%	1.28%	15.18%

Mid-Cap Equity
2010	$21.61	60,714	$1,311,741	0.00%	0.99%	23.49%
2009	17.50	66,029	1,155,183	0.00%	1.15%	39.65%
2008	12.53	76,504	958,401	0.00%	1.65%	(39.00%)
2007	20.54	69,388	1,424,978	0.00%	0.52%	(2.15%)
2006	20.99	115,535	2,424,822	0.00%	0.71%	14.97%

Mid-Cap Growth
2010	$13.17	43,428	$572,127	0.00%	0.09%	33.32%
2009	9.88	152,061	1,502,664	0.00%	0.36%	59.33%
2008	6.20	149,415	926,712	0.00%	0.12%	(48.36%)
2007	12.01	151,580	1,820,545	0.00%	0.76%	22.92%
2006	9.77	39,102	382,075	0.00%	0.27%	8.93%

Mid-Cap Value
2010	$17.67	7,635	$134,888	0.00%	1.10%	21.20%
05/01/2009 - 12/31/2009	14.58	7,573	110,391	0.00%	1.00%	32.36%

Small-Cap Equity
2010	$16.52	12,340	$203,798	0.00%	0.83%	20.11%
2009	13.75	8,146	112,009	0.00%	0.85%	30.22%
2008	10.56	6,775	71,536	0.00%	0.66%	(26.11%)
2007	14.29	2,625	37,507	0.00%	0.27%	6.04%
2006	13.48	1,163	15,668	0.00%	0.77%	18.68%

Small-Cap Growth
2010	$10.07	28,192	$283,871	0.00%	0.00%	26.01%
2009	7.99	30,161	241,010	0.00%	0.00%	47.44%
2008	5.42	29,129	157,868	0.00%	0.00%	(47.11%)
2007	10.25	20,842	213,578	0.00%	0.00%	15.10%
2006	8.90	18,493	164,649	0.00%	0.26%	5.07%

Small-Cap Index
2010	$17.48	48,404	$846,050	0.00%	0.92%	26.42%
2009	13.83	47,590	657,982	0.00%	1.10%	28.19%
2008	10.79	56,553	609,958	0.00%	2.01%	(35.03%)
2007	16.60	61,433	1,019,838	0.00%	1.29%	(2.02%)
2006	16.94	58,003	982,694	0.00%	1.44%	17.79%

Small-Cap Value
2010	$25.36	21,906	$555,517	0.00%	2.20%	25.34%
2009	20.23	21,577	436,568	0.00%	2.60%	27.18%
2008	15.91	20,353	323,793	0.00%	2.51%	(28.23%)
2007	22.16	21,026	466,042	0.00%	2.12%	3.14%
2006	21.49	18,990	408,109	0.00%	2.43%	19.75%

See Notes to Financial Statements	See explanation of references on page 23

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total	Total
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Health Sciences
2010	$17.39	20,604	$358,357	0.00%	0.00%	23.34%
2009	14.10	102,572	1,446,395	0.00%	0.12%	27.23%
2008	11.08	106,666	1,182,256	0.00%	1.23%	(28.16%)
2007	15.43	110,774	1,709,093	0.00%	0.00%	16.47%
2006	13.25	32,721	433,440	0.00%	0.00%	8.11%

Real Estate
2010	$29.92	25,856	$773,561	0.00%	1.41%	30.54%
2009	22.92	27,747	635,912	0.00%	2.18%	32.27%
2008	17.33	27,216	471,553	0.00%	3.78%	(39.99%)
2007	28.87	25,666	741,004	0.00%	0.57%	(16.16%)
2006	34.44	64,328	2,215,155	0.00%	3.19%	38.06%

Technology
2010	$8.45	24,436	$206,600	0.00%	0.00%	21.50%
2009	6.96	25,384	176,635	0.00%	0.00%	52.57%
2008	4.56	26,008	118,618	0.00%	0.10%	(51.64%)
2007	9.43	24,493	230,982	0.00%	0.05%	23.03%
2006	7.66	23,854	182,841	0.00%	0.00%	9.34%

Emerging Markets
2010	$47.26	25,412	$1,201,011	0.00%	1.16%	27.02%
2009	37.21	28,423	1,057,547	0.00%	0.94%	84.79%
2008	20.13	28,796	579,795	0.00%	1.68%	(47.68%)
2007	38.49	24,981	961,431	0.00%	0.74%	33.09%
2006	28.92	82,005	2,371,346	0.00%	0.79%	24.40%

International Large-Cap
2010	$14.30	83,979	$1,201,211	0.00%	1.19%	10.38%
2009	12.96	77,344	1,002,297	0.00%	1.54%	33.61%
2008	9.70	88,042	853,923	0.00%	2.27%	(35.35%)
2007	15.00	80,303	1,204,779	0.00%	1.59%	9.26%
2006	13.73	81,318	1,116,571	0.00%	2.85%	27.00%

International Small-Cap
2010	$9.02	19,858	$179,056	0.00%	2.65%	24.86%
2009	7.22	17,918	129,398	0.00%	1.53%	30.28%
2008	5.54	14,750	81,764	0.00%	2.74%	(47.84%)
2007	10.63	6,928	73,627	0.00%	1.27%	4.73%
05/05/2006 - 12/31/2006	10.15	5,195	52,713	0.00%	0.21%	1.47%

International Value
2010	$9.72	78,315	$760,943	0.00%	2.42%	2.59%
2009	9.47	164,212	1,555,352	0.00%	2.32%	28.00%
2008	7.40	169,416	1,253,595	0.00%	3.08%	(47.78%)
2007	14.17	149,065	2,112,392	0.00%	2.92%	6.24%
2006	13.34	58,270	777,218	0.00%	1.65%	25.69%

American Funds Asset Allocation
2010	$14.54	205	$2,979	0.00%	0.00%	12.04%
09/04/2009 - 12/31/2009	12.98	20	264	0.00%	8.23%	8.21%

Pacific Dynamix — Conservative Growth
2010	$12.60	102	$1,281	0.00%	1.86%	10.28%
09/04/2009 - 12/31/2009	11.43	59	675	0.00%	5.19%	4.74%

Pacific Dynamix — Growth
2010	$14.15	100	$1,414	0.00%	0.28%	13.82%
10/12/2009 - 12/31/2009	12.43	12	153	0.00%	2.53%	2.29%

I
2010	$9.50	1,724	$16,380	0.00%	3.64%	4.61%
2009	9.08	1,253	11,375	0.00%	2.67%	25.28%
04/28/2008 - 12/31/2008	7.25	868	6,292	0.00%	9.55%	(36.65%)

II
2010	$14.80	779	$11,528	0.00%	0.36%	23.06%
2009	12.03	806	9,689	0.00%	0.65%	37.40%
2008	8.75	897	7,852	0.00%	0.02%	(48.97%)
2007	17.15	866	14,857	0.00%	0.39%	22.43%
2006	14.01	889	12,461	0.00%	0.60%	8.52%

III
2010	$18.48	1,510	$27,920	0.00%	0.22%	27.00%
2009	14.55	1,278	18,603	0.00%	0.05%	48.61%
2008	9.79	1,075	10,533	0.00%	0.00%	(42.03%)
2007	16.89	520	8,780	0.00%	0.00%	11.92%
2006	15.10	534	8,056	0.00%	0.00%	16.35%

V
2010	$13.21	779	$10,292	0.00%	0.73%	9.27%
2009	12.09	806	9,742	0.00%	0.82%	24.58%
2008	9.71	900	8,733	0.00%	0.05%	(34.48%)
2007	14.81	866	12,831	0.00%	0.64%	5.44%
2006	14.05	889	12,497	0.00%	0.51%	13.89%

See Notes to Financial Statements	See explanation of references on page 23

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total	Total
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

BlackRock Basic Value V.I. Class III
2010	$10.70	3,453	$36,944	0.00%	1.46%	12.51%
2009	9.51	2,832	26,935	0.00%	2.08%	30.87%
2008	7.27	2,413	17,536	0.00%	3.39%	(36.91%)
2007	11.52	874	10,069	0.00%	2.26%	1.53%
06/07/2006 - 12/31/2006	11.34	216	2,453	0.00%	3.72%	13.44%

BlackRock Global Allocation V.I. Class III
2010	$14.78	9,956	$147,196	0.00%	0.76%	9.76%
2009	13.47	13,597	183,144	0.00%	2.21%	20.92%
2008	11.14	9,692	107,968	0.00%	3.64%	(19.67%)
2007	13.87	3,069	42,559	0.00%	3.44%	16.75%
2006	11.88	2,402	28,527	0.00%	4.18%	16.40%

Fidelity VIP Contrafund Service Class 2
2010	$12.97	33,770	$437,945	0.00%	1.17%	16.93%
2009	11.09	25,040	277,727	0.00%	1.19%	35.47%
2008	8.19	24,889	203,775	0.00%	0.80%	(42.69%)
2007	14.29	21,435	306,229	0.00%	0.85%	17.30%
2006	12.18	15,696	191,157	0.00%	0.85%	11.43%

Fidelity VIP Freedom 2020 Service Class 2
2010	$9.70	9,272	$89,975	0.00%	2.05%	14.33%
2009	8.49	9,359	79,441	0.00%	3.22%	28.55%
12/01/2008 - 12/31/2008	6.60	10,569	69,786	0.00%	See Note (5)	9.93%

Fidelity VIP Freedom 2030 Service Class 2
2010	$9.17	1,699	$15,580	0.00%	2.04%	15.89%
2009	7.91	1,582	12,523	0.00%	2.32%	31.18%
11/06/2008 - 12/31/2008	6.03	860	5,189	0.00%	See Note (5)	0.31%

Fidelity VIP Growth Service Class 2
2010	$11.10	963	$10,689	0.00%	0.03%	23.86%
2009	8.96	1,309	11,735	0.00%	0.18%	27.96%
2008	7.00	1,528	10,700	0.00%	0.73%	(47.31%)
2007	13.29	1,216	16,166	0.00%	0.26%	26.66%
02/06/2006 - 12/31/2006	10.49	421	4,417	0.00%	0.00%	4.94%

Fidelity VIP Mid Cap Service Class 2
2010	$14.00	17,047	$238,712	0.00%	0.14%	28.57%
2009	10.89	12,932	140,856	0.00%	0.47%	39.75%
2008	7.79	12,120	94,459	0.00%	0.25%	(39.61%)
2007	12.90	10,519	135,747	0.00%	0.57%	15.34%
2006	11.19	5,799	64,881	0.00%	0.01%	12.40%

Fidelity VIP Value Strategies Service Class 2
2010	$11.40	1,908	$21,751	0.00%	0.44%	26.34%
2009	9.02	806	7,273	0.00%	0.37%	57.15%
2008	5.74	755	4,332	0.00%	0.69%	(51.28%)
2007	11.79	539	6,356	0.00%	0.47%	5.44%
02/10/2006 - 12/31/2006	11.18	31	341	0.00%	0.00%	11.78%

Templeton Global Bond Securities Class 2 (6)
07/07/2010 - 12/31/2010	$10.50	3,144	$33,012	0.00%	0.00%	8.94%

GE Investments Total Return Class 3 (6)
07/07/2010 - 12/31/2010	$10.59	87	$917	0.00%	2.25%	14.03%

Overseas Service Class
2010	$12.80	17,007	$217,667	0.00%	0.56%	25.02%
2009	10.24	11,196	114,618	0.00%	0.42%	79.07%
2008	5.72	11,681	66,782	0.00%	1.13%	(52.23%)
05/02/2007 - 12/31/2007	11.97	5,213	62,382	0.00%	0.71%	17.82%

Enterprise Service Class
2010	$11.27	3,044	$34,324	0.00%	0.00%	25.52%
2009	8.98	3,731	33,516	0.00%	0.00%	44.44%
2008	6.22	3,642	22,647	0.00%	0.10%	(43.86%)
08/27/2007 - 12/31/2007	11.08	304	3,371	0.00%	0.09%	8.65%

Lazard Retirement U.S. Strategic Equity
2010	$8.75	44	$389	0.00%	0.85%	12.85%
12/21/2009 - 12/31/2009	7.75	26	199	0.00%	See Note (7)	(0.09%)

Legg Mason ClearBridge Variable Aggressive Growth — Class II (5)
09/14/2010 - 12/31/2010	$9.66	387	$3,741	0.00%	0.00%	17.48%

Legg Mason ClearBridge Variable Mid Cap Core — Class II
2010	$10.46	421	$4,404	0.00%	0.00%	22.06%
2009	8.57	400	3,431	0.00%	0.13%	35.81%
06/23/2008 - 12/31/2008	6.31	372	2,349	0.00%	0.00%	(34.32%)

MFS New Discovery Series Service Class
2010	$12.76	1,377	$17,573	0.00%	0.00%	35.94%
2009	9.39	1,525	14,319	0.00%	0.00%	62.92%
07/17/2008 - 12/31/2008	5.76	514	2,964	0.00%	0.00%	(33.97%)

See Notes to Financial Statements	See explanation of references on page 23

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total	Total
Variable Accounts		Units	Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

MFS Utilities Series Service Class
2010	$10.45	17,011	$177,687	0.00%	2.83%	13.51%
2009	9.20	14,257	131,193	0.00%	4.64%	32.87%
2008	6.93	15,280	105,828	0.00%	1.30%	(37.81%)
05/02/2007 - 12/31/2007	11.14	6,606	73,564	0.00%	0.00%	10.21%

T. Rowe Price Blue Chip Growth — II
2010	$11.50	11,934	$137,289	0.00%	0.00%	16.00%
2009	9.92	12,101	120,009	0.00%	0.00%	41.79%
2008	6.99	10,376	72,577	0.00%	0.13%	(42.65%)
2007	12.20	5,577	68,021	0.00%	0.12%	12.49%
2006	10.84	4,109	44,545	0.00%	0.26%	9.33%

T. Rowe Price Equity Income — II
2010	$11.13	17,400	$193,620	0.00%	1.95%	14.74%
2009	9.70	8,497	82,405	0.00%	1.76%	25.25%
2008	7.74	8,070	62,485	0.00%	1.98%	(36.26%)
2007	12.15	8,291	100,720	0.00%	1.84%	3.03%
2006	11.79	2,585	30,474	0.00%	1.65%	18.65%

Van Eck VIP Global Hard Assets
2010	$24.02	16,946	$407,100	0.00%	0.32%	29.23%
2009	18.59	14,166	263,342	0.00%	0.25%	57.54%
2008	11.80	12,941	152,706	0.00%	0.25%	(46.12%)
2007	21.90	8,326	182,364	0.00%	0.07%	45.36%
2006	15.07	3,956	59,608	0.00%	0.01%	24.49%

(1)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Investment income ratio represents less than 0.005%.

(5)	Subsequent to its commencement of operations on December 1, 2008, the Fidelity VIP Freedom 2020 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 42.33%. Prior to annualization, the ratio was 3.59%. Subsequent to its commencement of operations on November 6, 2008, the Fidelity VIP Freedom 2030 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 27.29%. Prior to annualization, the ratio was 4.18%.

(6)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(7)	Subsequent to its commencement of operations on December 21, 2009, the Lazard Retirement U.S. Strategic Equity Variable Account received its annual investment income distribution. The annualized investment income ratio was 19.70%. Prior to annualization, the ratio was 0.54%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2010 is comprised of sixty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 3), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (formerly named Van Eck Worldwide Insurance Trust) (collectively, the “Funds”). Fifty-nine of the sixty-six Variable Accounts are presented in the Schedule of Investments on pages 1 and 2 of this brochure. The remaining seven Variable Accounts (see below) had no investments as of December 31, 2010 and therefore are not presented in the Schedule of Investments.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) four new Variable Accounts during 2010: the Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Lord Abbett Fundamental Equity Class VC, and Royce Micro-Cap Service Class Variable Accounts. The Templeton Global Bond Securities Class 2 and GE Investments Total Return Class 3 Variable Accounts commenced operations on July 7, 2010. The Legg Mason ClearBridge Variable Aggressive Growth — Class II Variable Account was organized prior to January 1, 2010 and commenced operations on September 14, 2010.
     There were no investments in the following seven Variable Accounts as of December 31, 2010: Pacific Dynamix — Moderate Growth, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Lord Abbett Fundamental Equity Class VC and Royce Micro-Cap Service Class Variable Accounts.
     Cash Management, Dividend Growth, and Van Eck VIP Global Hard Assets Variable Accounts and Portfolios/Funds were formerly named Money Market, Diversified Research, and Van Eck Worldwide Hard Assets Variable Accounts and Portfolios/Funds, respectively. In addition, M International Equity, M Large Cap Growth, M Capital Appreciation, and M Business Opportunity Value Portfolios, the underlying portfolios for Variable Accounts I, II, III, and V, respectively, were formerly named Brandes International Equity, Large-Cap Growth, Frontier Capital Appreciation, and Business Opportunity Value Portfolios, respectively.
     On April 16, 2010, the INTECH Risk-Managed Core Service Class and NACM Small Cap Class I Variable Accounts were liquidated. Because these variable accounts were liquidated prior to December 31, 2010, no other information for these variable accounts is presented in this report.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 16,013 outstanding accumulation units (valued at $112,296) of the Equity Variable Account were exchanged for 11,259 accumulation units with equal value of the Main Street Core Variable Account, and a total of 33,735 outstanding accumulation units (valued at $340,483) of the Multi-Strategy Variable Account were exchanged for 18,776 accumulation units (valued at $187,266) of the Main Street Core Variable Account and 7,218 accumulation units (valued at $153,217) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.
     The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated and therefore, PL&A will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations and other fees and charges are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2010, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are on an annual percentage of average daily net assets of each Portfolio of PSF, and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2010, were as follows:

Variable Accounts	Purchases	Sales

Cash Management	$6,629,754	$7,251,678
Diversified Bond	123,322	47,129
Floating Rate Loan	12,743	13,521
High Yield Bond	217,594	144,922
Inflation Managed	211,717	220,014
Managed Bond	799,913	406,734
Short Duration Bond	63,994	89,430
American Funds Growth	223,028	118,121
American Funds Growth-Income	68,667	73,400
Comstock	79,102	57,512
Dividend Growth	87,104	83,360
Equity Index	1,263,607	1,217,359
Focused 30	39,521	86,109
Growth LT	54,885	77,729
Large-Cap Growth	56,142	969,719
Large-Cap Value	154,140	1,190,383
Long/Short Large-Cap	36,302	20,754
Main Street Core	372,728	133,295
Mid-Cap Equity	154,189	238,959
Mid-Cap Growth	41,136	1,241,933
Mid-Cap Value	23,303	21,358
Small-Cap Equity	85,866	23,717
Small-Cap Growth	46,578	64,130
Small-Cap Index	181,399	156,726
Small-Cap Value	110,962	94,752
Health Sciences	38,116	1,264,860
Real Estate	165,321	208,311
Technology	211,846	237,219
Emerging Markets	222,680	328,112
International Large-Cap	274,500	173,864

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales

International Small-Cap	$38,098	$20,395
International Value	116,302	854,433
American Funds Asset Allocation	5,210	2,634
Pacific Dynamix — Conservative Growth	612	78
Pacific Dynamix — Growth	10,371	10,283
I	6,396	1,461
II	37	344
III	5,384	1,548
V	70	320
BlackRock Basic Value V.I. Class III	8,972	2,712
BlackRock Global Allocation V.I. Class III	67,802	122,245
Fidelity VIP Contrafund Service Class 2	208,712	106,872
Fidelity VIP Freedom 2020 Service Class 2	13,162	11,426
Fidelity VIP Freedom 2030 Service Class 2	3,232	1,691
Fidelity VIP Growth Service Class 2	1,646	4,918
Fidelity VIP Mid Cap Service Class 2	91,750	42,403
Fidelity VIP Value Strategies Service Class 2	13,472	3,158
Templeton Global Bond Securities Class 2 (1)	32,778	223
GE Investments Total Return Class 3 (1)	960	157
Overseas Service Class	117,182	52,655
Enterprise Service Class	440	6,673
Lazard Retirement U.S. Strategic Equity	529	396
Legg Mason ClearBridge Variable Aggressive Growth — Class II (1)	3,849	731
Legg Mason ClearBridge Variable Mid Cap Core — Class II	550	374
MFS New Discovery Series Service Class	1,869	3,224
MFS Utilities Series Service Class	35,045	5,981
T. Rowe Price Blue Chip Growth — II	12,102	13,281
T. Rowe Price Equity Income — II	175,038	85,236
Van Eck VIP Global Hard Assets	92,161	35,774

(1)	Operations commenced during 2010 (See Note 1).
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various input or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices (unadjusted) in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2010, the Separate Account’s holdings as presented in the Schedule of Investments on pages 1 and 2 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2010 and 2009 were as follows:

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	559,689	(608,583)	(48,894)	203,222	(169,523)	33,699
Diversified Bond	11,631	(5,786)	5,845	5,897	(6,836)	(939)
Floating Rate Loan	1,594	(2,036)	(442)	3,076	(2,214)	862
High Yield Bond	13,327	(11,611)	1,716	13,555	(12,525)	1,030
Inflation Managed	14,731	(16,320)	(1,589)	16,303	(17,350)	(1,047)
Managed Bond	50,561	(34,416)	16,145	28,829	(40,873)	(12,044)
Short Duration Bond	6,743	(9,452)	(2,709)	10,733	(18,622)	(7,889)
American Funds Growth	23,849	(14,703)	9,146	14,970	(15,604)	(634)
American Funds Growth-Income	15,171	(15,600)	(429)	14,699	(10,208)	4,491
Comstock	10,511	(9,046)	1,465	15,643	(22,606)	(6,963)
Dividend Growth	9,512	(9,774)	(262)	7,400	(8,680)	(1,280)
Equity Index	90,756	(89,091)	1,665	43,908	(44,626)	(718)
Focused 30	2,886	(5,324)	(2,438)	8,445	(8,074)	371
Growth LT	13,663	(18,031)	(4,368)	19,272	(19,283)	(11)
Large-Cap Growth	15,857	(149,528)	(133,671)	30,409	(39,536)	(9,127)
Large-Cap Value	20,463	(114,380)	(93,917)	32,202	(25,630)	6,572
Long/Short Large-Cap	5,422	(3,803)	1,619	11,334	(3,404)	7,930
Main Street Core	42,157	(19,234)	22,923	17,618	(23,636)	(6,018)
Mid-Cap Equity	11,553	(16,868)	(5,315)	14,768	(25,243)	(10,475)
Mid-Cap Growth	7,700	(116,333)	(108,633)	19,974	(17,328)	2,646
Mid-Cap Value (1)	2,176	(2,114)	62	8,560	(987)	7,573
Small-Cap Equity	6,689	(2,495)	4,194	3,148	(1,777)	1,371
Small-Cap Growth	7,301	(9,270)	(1,969)	12,675	(11,643)	1,032

(1)	Operations commenced on May 1, 2009.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Index	14,427	(13,613)	814	10,744	(19,707)	(8,963)
Small-Cap Value	5,911	(5,582)	329	5,289	(4,065)	1,224
Health Sciences	2,837	(84,805)	(81,968)	5,542	(9,636)	(4,094)
Real Estate	7,320	(9,211)	(1,891)	6,536	(6,005)	531
Technology	30,786	(31,734)	(948)	7,091	(7,715)	(624)
Emerging Markets	6,873	(9,884)	(3,011)	8,125	(8,498)	(373)
International Large-Cap	26,135	(19,500)	6,635	18,646	(29,344)	(10,698)
International Small-Cap	6,230	(4,290)	1,940	8,024	(4,856)	3,168
International Value	17,742	(103,639)	(85,897)	26,532	(31,736)	(5,204)
American Funds Asset Allocation (1)	397	(212)	185	21	(1)	20
Pacific Dynamix — Conservative Growth (1)	59	(16)	43	61	(2)	59
Pacific Dynamix — Growth (2)	805	(717)	88	19	(7)	12
I	638	(167)	471	541	(156)	385
II	—	(27)	(27)	—	(91)	(91)
III	335	(103)	232	325	(122)	203
V	—	(27)	(27)	—	(94)	(94)
BlackRock Basic Value V.I. Class III	1,006	(385)	621	830	(411)	419
BlackRock Global Allocation V.I. Class III	5,811	(9,452)	(3,641)	6,062	(2,157)	3,905
Fidelity VIP Contrafund Service Class 2	19,080	(10,350)	8,730	4,828	(4,677)	151
Fidelity VIP Freedom 2020 Service Class 2	1,874	(1,961)	(87)	1,244	(2,454)	(1,210)
Fidelity VIP Freedom 2030 Service Class 2	322	(205)	117	950	(228)	722
Fidelity VIP Growth Service Class 2	204	(550)	(346)	431	(650)	(219)
Fidelity VIP Mid Cap Service Class 2	8,256	(4,141)	4,115	2,687	(1,875)	812
Fidelity VIP Value Strategies Service Class 2	1,470	(368)	1,102	494	(443)	51
Templeton Global Bond Securities Class 2 (3)	3,169	(25)	3,144
GE Investments Total Return Class 3 (3)	102	(15)	87
Overseas Service Class	10,626	(4,815)	5,811	836	(1,321)	(485)
Enterprise Service Class	49	(736)	(687)	330	(241)	89
Lazard Retirement U.S. Strategic Equity (4)	78	(60)	18	26	—	26
Legg Mason ClearBridge Variable Aggressive Growth — Class II (3)	468	(81)	387
Legg Mason ClearBridge Variable Mid Cap Core — Class II	83	(62)	21	68	(40)	28
MFS New Discovery Series Service Class	179	(327)	(148)	1,271	(260)	1,011
MFS Utilities Series Service Class	3,665	(911)	2,754	846	(1,869)	(1,023)
T. Rowe Price Blue Chip Growth — II	1,525	(1,692)	(167)	3,726	(2,001)	1,725
T. Rowe Price Equity Income — II	17,510	(8,607)	8,903	2,533	(2,106)	427
Van Eck VIP Global Hard Assets	5,594	(2,814)	2,780	5,017	(3,792)	1,225

(1)	Operations commenced on September 4, 2009.

(2)	Operations commenced on October 12, 2009.

(3)	Operations commenced during 2010 (See Note 1).

(4)	Operations commenced on December 21, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Cash Management (formerly Money Market), Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth (formerly Diversified Research), Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Growth, Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Overseas Service Class, Enterprise Service Class, Lazard Retirement U.S. Strategic Equity, Legg Mason ClearBridge Variable Aggressive Growth — Class II, Legg Mason ClearBridge Variable Mid Cap Core — Class II, MFS New Discovery Series Service Class, MFS Utilities Series Service Class, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck VIP Global Hard Assets (formerly Van Eck Worldwide Hard Assets) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2010, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2010 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 28, 2011

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 2030
Omaha, Nebraska 68103-2030

Annual Report
as of December 31, 2010

•	Pacific Select Exec
Separate Account of
Pacific Life & Annuity Company

Form No. 85-23210-10